Divestitures - Additional information (Detail) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Entirety Of Divestitures [Line Items]
Cash consideration received on disposal of business			$ 326	$ 418
Contingent Receivables [Member]
Disclosure In Entirety Of Divestitures [Line Items]
Cash consideration received on disposal of business	$ 88
FindLaw [member]
Disclosure In Entirety Of Divestitures [Line Items]
Proceeds from sale of subsidiaries			410
Elite Business [member]
Disclosure In Entirety Of Divestitures [Line Items]
Cash consideration received on disposal of business		$ 418
Proportion of voting rights held in associate		19.90%
Gains (losses) recognised when control in subsidiary is lost		$ 342
Opening balance equity investment		$ 87
FindLaw and other businesses [member]
Disclosure In Entirety Of Divestitures [Line Items]
Cash consideration received on disposal of business			297
Gains (losses) recognised when control in subsidiary is lost			$ 196